Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 32.3%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.5020%, 9/15/34ž,‡	$4,050,930	$3,984,139
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	2,451,207	2,459,802
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	231,458	227,062
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	222,491	217,109
Angel Oak Mortgage Trust I LLC 2020-2, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65ž,‡	1,021,226	939,735
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	719,912	684,408
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	1,117,194	1,101,188
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	6,326,433	6,252,246
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	4,411,549	4,323,301
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	1,021,357	949,053
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 5.7132%, 7/20/37ž,‡	5,206,062	5,211,285
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5766%, 10/24/36ž,‡	3,163,000	3,162,958
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 5.6748%, 7/18/34ž,‡	1,486,000	1,487,003
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	269,771	268,944
Asset Based Lending LLC 2024-RTL1 A1, 6.0750%, 9/25/29ž,Ç	2,241,000	2,238,532
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.5132%, 1/22/35ž,‡	6,848,787	6,840,947
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 5.6732%, 7/20/37ž,‡	8,303,920	8,305,296
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.8732%, 7/20/37ž,‡	1,159,727	1,160,034
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	1,774,000	1,428,759
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4965%, 1/27/50ž,‡	2,396,255	2,052,086
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.2626%, 11/27/48ž,‡	560,000	530,123
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.1848%, 11/27/48ž,‡	1,112,000	1,043,950
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	9,721,000	9,474,417
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.6920%, 7/15/37ž,‡	5,023,000	5,025,615
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 5.5192%, 3/17/42ž,‡	6,590,000	6,538,868
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 6.2172%, 4/15/37ž,‡	7,374,000	7,373,994
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	6,286,000	6,529,818
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	7,398,253	7,428,304
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	2,865,000	2,815,316
Brean Asset Backed Securities Trust 2024-RM8 A1, 4.5000%, 5/25/64ž	3,906,419	3,791,088
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	2,160,000	1,996,188
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	4,295,000	3,966,037
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.2345%, 2/15/36ž,‡	5,348,000	5,317,844
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.2345%, 2/15/36ž,‡	4,808,914	4,781,798
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 5.0858%, 5/15/38ž,‡	256,229	255,081
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.3837%, 9/15/36ž,‡	6,188,000	6,132,257
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.0837%, 9/15/36ž,‡	6,499,000	6,418,161
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.0684%, 4/15/39ž,‡	4,513,814	4,476,527
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 6.2592%, 11/15/28ž,‡	5,526,864	5,519,784
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.0082%, 11/15/28ž,‡	4,740,391	4,669,311

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.8043%, 10/15/41ž,‡	$7,182,000	$7,185,651
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0104%, 8/15/39ž,‡	9,500,000	9,506,730
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9091%, 8/15/39ž,‡	2,936,000	2,933,727
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.1960%, 10/15/41ž,‡	3,116,919	3,119,206
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.6120%, 12/15/39ž,‡	4,120,580	4,107,960
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.9615%, 12/15/39ž,‡	1,899,809	1,895,379
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.8106%, 7/15/29ž,‡	6,380,507	6,346,253
BX Commercial Mortgage Trust 2024-VLT5 A, 5.0497%, 11/13/46ž,‡	7,894,000	7,809,618
BX Commercial Mortgage Trust 2024-VLT5 B, 5.4147%, 11/13/46ž,‡	2,036,000	2,023,136
BX Commercial Mortgage Trust 2024-VLT5 C, 5.7792%, 11/13/46ž,‡	1,086,000	1,075,099
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 5.4692%, 2/15/35ž,‡	6,220,000	6,164,694
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 5.4630%, 3/15/30ž,‡	7,909,000	7,849,747
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.7127%, 3/15/30ž,‡	1,731,000	1,715,875
Carlyle Global Markets Strategies 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%, 5.6932%, 10/21/37ž,‡	6,302,000	6,309,903
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 5.8629%, 10/19/37ž,‡	8,278,000	8,286,000
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.9609%, 8/15/41ž,‡	4,269,000	4,251,270
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.6100%, 8/15/41ž,‡	3,139,063	3,113,514
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 5.7348%, 1/22/35ž,‡	7,300,000	7,290,495
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.3048%, 1/22/35ž,‡	2,775,193	2,761,295
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 5.7132%, 7/20/37ž,‡	6,379,000	6,389,562
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 6.9392%, 9/15/38ž,‡	6,425,000	6,434,994
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	7,105,112	6,791,344
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	2,608,695	2,453,623
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	5,421,195	5,429,922
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	15,903,775	16,020,662
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.5397%, 2/25/50ž,‡	2,692,932	2,623,497
CIFC Funding Ltd 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 5.6566%, 10/26/37ž,‡	7,733,000	7,736,894
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 5.6829%, 7/17/37ž,‡	9,129,000	9,120,858
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 6.1520%, 1/23/35ž,‡	2,232,376	2,228,730
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	161,319	156,120
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.1602%, 6/15/41ž,‡	6,351,784	6,302,175
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	5,301,000	5,350,445
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	3,300,000	3,345,788
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3397%, 11/25/41ž,‡	8,533,255	8,562,236
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 5.1897%, 12/25/41ž,‡	864,147	862,004
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.9897%, 12/25/41ž,‡	3,943,000	3,942,999
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.4897%, 12/25/41ž,‡	6,109,000	6,231,180
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2397%, 4/25/42ž,‡	233,261	234,182
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0397%, 7/27/43ž,‡	2,497,488	2,504,426

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.2857%, 9/25/43ž,‡	$1,156,389	$1,161,099
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.8397%, 10/26/43ž,‡	2,216,838	2,219,633
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.3897%, 1/25/44ž,‡	2,039,175	2,034,889
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.4857%, 3/25/44ž,‡	1,260,250	1,258,729
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4397%, 5/25/44ž,‡	1,693,612	1,690,261
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.3397%, 7/25/44ž,‡	1,143,511	1,141,638
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 5.4357%, 1/25/45ž,‡	1,149,559	1,146,923
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.4857%, 2/27/45ž,‡	2,334,615	2,330,015
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	146,335	146,392
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	1,546,559	1,565,796
CPT Mortgage Trust 2019-CPT F, 2.9968%, 11/13/39ž,‡	6,204,000	4,706,221
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	369,800	371,647
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 6.2097%, 10/15/36ž,‡	4,289,000	4,286,681
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	1,173,218	1,156,822
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	1,251,249	1,252,038
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	2,520,871	2,462,935
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	3,192,000	3,072,970
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	7,528,000	7,135,107
DATA Mortgage Trust 2024-CTR2 A, 5.2990%, 5/10/46ž,‡	887,107	872,846
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	5,000,717	5,140,741
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	7,083,000	6,703,747
Ellington Financial Mortgage Trust 2025-CES1 A1A, 5.7260%, 1/25/60ž,Ç	2,906,381	2,913,387
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 5.6732%, 7/20/37ž,‡	10,125,000	10,130,661
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	583,744	579,968
Fannie Mae REMICS, 3.0000%, 5/25/48	3,953,558	3,511,548
Fannie Mae REMICS, 3.0000%, 11/25/49	5,067,522	4,531,426
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	2,562,807	2,606,877
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	2,238,198	2,275,237
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	1,614,546	1,627,805
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	3,235,907	3,206,764
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	3,533,000	3,533,000
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	2,568,651	2,439,194
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	7,769,129	6,582,818
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	936,731	919,217
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4397%, 9/25/41ž,‡	1,319,182	1,327,718
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.6897%, 12/25/41ž,‡	7,413,000	7,469,119
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.4397%, 3/25/42ž,‡	3,571,395	3,589,562
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4357%, 4/27/43ž,‡	1,463,756	1,482,899
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3397%, 6/25/43ž,‡	268,648	269,668
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.1897%, 11/25/43ž,‡	2,162,158	2,170,908
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5397%, 5/25/44ž,‡	2,946,890	2,942,768
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.3397%, 10/25/44ž,‡	1,435,113	1,432,398
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 5.3897%, 1/25/45ž,‡	2,310,400	2,303,812
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.4897%, 2/27/45ž,‡	5,345,901	5,336,917
FREMF Mortgage Trust 2023-K511 C, 5.6346%, 11/25/28ž,‡	1,347,000	1,234,544
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	6,671,791	5,668,914
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	5,710,793	5,721,613
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.1218%, 3/1/28ž,‡	1,985,000	1,988,484

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.0104%, 5/15/41ž,‡	$7,775,000	$7,774,546
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.9699%, 11/19/29ž,‡	9,296,000	9,296,000
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 6.2520%, 1/23/35ž,‡	2,113,425	2,115,887
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	3,066,000	3,076,804
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	6,504,000	6,542,461
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	5,206,000	5,210,148
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	1,475,000	1,427,716
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	1,014,313	1,005,257
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	146,000	144,693
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.6200%, 3/17/42ž,‡	5,588,000	5,562,538
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	682,726	683,178
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.9103%, 6/15/39ž,‡	5,125,301	5,112,519
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	1,172,086	1,165,898
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	1,118,490	1,132,676
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	1,720,000	1,707,609
LHOME Mortgage Trust 2022-RTL3 A1, 8.1500%, 11/25/27ž,Ç	3,977,472	3,982,363
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	1,668,736	1,687,472
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	2,098,285	2,121,977
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	6,445,724	6,468,040
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.5335%, 3/15/38ž,‡	4,619,300	4,574,813
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.6144%, 5/15/39ž,‡	6,610,000	6,397,535
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	394,959	395,315
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	1,594,000	1,606,018
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.9076%, 10/16/37ž,‡	3,126,000	3,118,767
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 5.5448%, 4/20/32ž,‡	6,710,764	6,706,592
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6532%, 7/20/37ž,‡	7,552,578	7,556,394
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	893,787	897,011
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	3,839,924	3,571,970
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	4,913,124	4,571,502
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	2,585,188	2,196,364
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	2,096,237	2,045,018
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.2344%, 4/15/38ž,‡	3,194,388	3,181,996
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.7844%, 4/15/38ž,‡	4,734,268	4,712,829
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 6.0612%, 3/15/39ž,‡	3,015,000	2,992,019
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	1,466,926	1,420,183
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	4,332,770	4,307,438
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	2,492,000	2,476,903
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.9605%, 3/15/41ž,‡	9,402,000	9,410,782
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	642,979	631,338
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	1,678,700	1,611,117
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	3,519,486	3,553,616
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.8732%, 10/19/37ž,‡	4,518,000	4,512,009
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	4,482,984	4,347,385
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	1,305,000	1,304,175
Oceanview Mortgage Trust 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	5,278,178	4,886,942
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	5,058,207	4,685,053
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	3,874,248	3,292,665
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.8632%, 7/20/37ž,‡	2,037,063	2,039,727

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5529%, 10/17/36ž,‡	$6,848,787	$6,849,377
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.8620%, 7/15/37ž,‡	695,086	694,865
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,649,953	1,402,271
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	4,365,945	3,691,841
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.4083%, 11/15/40ž,‡	1,756,416	1,761,575
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.5551%, 11/15/40ž,‡	1,240,006	1,241,158
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	3,264,310	3,120,235
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	3,742,000	3,576,559
PRP Advisors LLC 2020-4 A1, 6.6100%, 10/25/25ž,Ç	2,420,895	2,424,403
PRP Advisors LLC 2022-2 A1, 8.0000%, 3/25/27ž,Ç	5,896,668	5,903,362
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	1,409,054	1,370,013
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 5.7029%, 7/17/37ž,‡	9,143,014	9,150,431
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.2548%, 1/22/35ž,‡	2,192,711	2,195,050
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 5.7020%, 7/15/39ž,‡	5,215,918	5,220,296
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	6,921,366	7,126,927
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	3,654,116	3,747,772
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	2,241,307	2,259,410
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	2,556,454	2,581,695
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	3,981,548	4,020,295
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	4,801,500	4,829,066
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	276,656	276,645
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 5.5100%, 3/15/35ž,‡	7,499,000	7,448,192
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.8615%, 11/15/34ž,‡	7,206,000	7,190,509
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	474,261	389,507
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	363,084	321,159
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.6732%, 7/21/37ž,‡	6,450,000	6,459,675
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3200%, 1/15/39ž,‡	3,548,000	3,520,900
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.1645%, 11/15/38ž,‡	718,655	713,897
SWCH Commercial Mortgage Trust 2025-DATA A, CME Term SOFR 1 Month + 1.4429%, 5.7621%, 3/15/42ž,‡	1,995,000	1,972,428
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	1,466,872	1,315,149
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.6031%, 4/15/42ž,‡	2,053,000	2,043,453
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6632%, 10/21/37ž,‡	6,913,000	6,917,387
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	4,402,712	4,783,269
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	2,400,013	2,411,588
The Huntington National Bank 2025-VTT A, 5.2704%, 3/15/38ž,‡	7,753,000	7,744,612
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	1,960,000	1,962,732
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	6,674,443	7,002,259
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	4,626,327	4,292,633
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	6,324,000	6,223,307
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	4,083,000	3,791,567
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.3345%, 7/15/39ž,‡	3,768,000	3,649,016
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.8432%, 7/20/37ž,‡	2,638,439	2,633,208
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.3645%, 5.6845%, 2/15/40ž,‡	663,125	659,949
Wells Fargo Commercial Mortgage Trust 2024-MGP A11, CME Term SOFR 1 Month + 1.9907%, 6.3099%, 8/15/41ž,‡	9,691,967	9,593,353
Wells Fargo Commercial Mortgage Trust 2024-MGP B11, CME Term SOFR 1 Month + 2.4900%, 6.8092%, 8/15/41ž,‡	3,694,749	3,680,936
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	995,621	903,071
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	2,412,012	2,096,917
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	627,321	617,646
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	3,668,652	3,387,296

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	$1,710,305	$1,718,292
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	2,570,847	2,609,898
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	2,994,837	3,008,280
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	8,177,983	8,227,906
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	3,190,662	3,229,635
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	5,380,563	5,401,279
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	4,317,424	4,302,187
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	6,815,823	6,772,192
Woodward Capital Management 2024-CES8 A1A, 5.4896%, 11/25/44ž,Ç	4,066,071	4,062,557
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	3,388,950	3,391,051
Woodward Capital Management 2025-CES1 A1A, 5.6530%, 1/25/45ž,Ç	1,491,285	1,494,132
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	4,301,329	4,301,550
Woodward Capital Management 2025-CES3 A1A, 5.5530%, 3/25/55ž,Ç	1,985,000	1,987,825
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $887,138,456)		880,396,820
Bank Loans and Mezzanine Loans – 3.5%
Basic Industry – 0.4%
Novelis Holdings Inc, CME Term SOFR 3 Month + 2.0000%, 6.2924%, 3/11/32‡	9,497,000	9,485,129
Capital Goods – 0.8%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.7992%, 8/4/31‡	13,646,953	13,508,027
Knife River Corp, CME Term SOFR 3 Month + 2.0000%, 6.2859%, 3/8/32‡	5,296,000	5,276,140
Quikrete Holdings Inc, CME Term SOFR 1 Month + 2.2500%, 6.5749%, 2/10/32‡	2,571,359	2,539,859
		21,324,026
Consumer Cyclical – 0.6%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 7.2006%, 9/30/31ƒ,‡	4,098,345	4,086,829
Life Time Inc, CME Term SOFR 3 Month + 2.5000%, 6.7961%, 11/5/31‡	13,489,000	13,448,533
		17,535,362
Consumer Non-Cyclical – 0.4%
Aramark Services Inc, CME Term SOFR 1 Month + 2.0000%, 6.3249%, 6/22/30‡	3,103,713	3,099,181
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.0000%, 6.3249%, 7/26/31‡	1,974,775	1,969,838
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.5749%, 10/23/28‡	6,291,385	6,276,978
		11,345,997
Diversified Financial Services – 0.3%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.2992%, 9/30/31‡	8,196,704	8,173,672
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.7500%, 7.0749%, 9/30/31‡	4,052,842	4,048,425
Talen Energy Supply LLC, CME Term SOFR 3 Month + 2.5000%, 6.8180%, 12/13/31‡	1,997,993	1,991,918
		6,040,343
Insurance – 0%
Ryan Specialty LLC, CME Term SOFR 1 Month + 2.2500%, 6.5749%, 9/15/31‡	1,096,000	1,091,342
Technology – 0.1%
Clearwater Analytics LLC, CME Term SOFR 1 Month + 2.2500%, 7.0586%, 2/7/32ƒ,‡	2,895,000	2,880,525
Transportation – 0.7%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0492%, 4/10/31‡	12,670,714	12,545,654
Stonepeak Nile Parent LLC, CME Term SOFR 1 Month + 2.7500%, 7.0548%, 2/4/32ƒ,‡	5,418,000	5,392,590
		17,938,244
Total Bank Loans and Mezzanine Loans (cost $96,219,548)		95,814,640
Corporate Bonds – 35.2%
Banking – 8.3%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	12,991,000	13,170,067
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	21,518,000	21,476,889
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	6,616,000	7,226,625
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	4,430,000	4,264,781
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	3,040,000	3,161,192
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	1,489,000	1,521,016
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	9,423,000	10,494,529
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	4,163,000	4,203,077
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	4,894,000	4,882,719
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	21,722,000	21,911,106
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	4,099,000	4,091,066
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	7,753,000	8,861,801
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	4,463,000	4,665,462

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Banking – (continued)
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	$1,687,000	$1,726,895
Goldman Sachs Group Inc, SOFR + 1.0780%, 5.2070%, 1/28/31‡	6,755,000	6,846,891
Goldman Sachs Group Inc, SOFR + 1.3800%, 5.5360%, 1/28/36‡	5,973,000	6,056,390
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	9,544,000	9,738,684
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	6,113,000	6,400,341
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	2,967,000	2,999,949
JPMorgan Chase & Co, SOFR + 0.9000%, 5.1400%, 1/24/31‡	5,768,000	5,857,956
JPMorgan Chase & Co, SOFR + 1.3150%, 5.5020%, 1/24/36‡	5,532,000	5,651,164
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	6,520,000	6,608,381
Morgan Stanley, SOFR + 1.2150%, 5.0420%, 7/19/30‡	3,967,000	4,000,147
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,212,000	4,571,671
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	4,393,000	4,444,184
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	9,257,000	9,257,959
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	2,018,000	2,053,370
PNC Financial Services Group Inc/The, SOFR + 1.3940%, 5.5750%, 1/29/36‡	2,831,000	2,881,307
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	6,946,000	7,679,815
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	2,666,000	2,720,895
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	5,725,000	5,840,991
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	3,554,000	3,583,086
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡	4,406,000	4,432,454
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	11,999,000	12,200,156
		225,483,016
Basic Industry – 1.1%
FMG Resources (August 2006) Pty Ltd, 4.5000%, 9/15/27ž	9,347,000	9,064,643
Glencore Funding LLC, 5.1860%, 4/1/30ž	2,169,000	2,182,980
Glencore Funding LLC, 5.6730%, 4/1/35ž	8,625,000	8,654,344
Novelis Corp, 3.2500%, 11/15/26ž	3,958,000	3,826,360
Verde Purchaser LLC, 10.5000%, 11/30/30ž	5,400,000	5,717,655
		29,445,982
Brokerage – 1.6%
Blue Owl Finance LLC, 6.2500%, 4/18/34	5,124,000	5,247,759
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	6,387,000	6,561,237
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	16,454,000	16,190,450
LPL Holdings Inc, 4.0000%, 3/15/29ž	1,085,000	1,039,198
LPL Holdings Inc, 6.0000%, 5/20/34	5,185,000	5,291,776
LPL Holdings Inc, 5.6500%, 3/15/35	7,832,000	7,755,515
Nasdaq Inc, 5.3500%, 6/28/28	1,472,000	1,506,708
		43,592,643
Capital Goods – 2.8%
Amcor Flexibles North America Inc, 5.5000%, 3/17/35ž	2,065,000	2,071,984
Berry Global Inc, 5.8000%, 6/15/31	8,973,000	9,322,624
Berry Global Inc, 5.6500%, 1/15/34	7,910,000	8,025,150
Boeing Co/The, 6.2980%, 5/1/29	5,125,000	5,374,544
Boeing Co/The, 5.1500%, 5/1/30	5,533,000	5,567,316
Boeing Co/The, 6.3880%, 5/1/31	5,260,000	5,605,155
Boeing Co/The, 6.5280%, 5/1/34	5,064,000	5,426,006
Boeing Co/The, 7.0080%, 5/1/64	1,786,000	1,935,294
Bombardier Inc, 7.4500%, 5/1/34ž	8,794,000	9,018,581
Ferguson Enterprises Inc, 5.0000%, 10/3/34	10,307,000	10,032,189
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	4,334,000	4,361,521
Regal Rexnord Corp, 6.0500%, 4/15/28	4,838,000	4,963,186
Standard Industries Inc/NJ, 6.5000%, 8/15/32ž	4,096,000	4,094,784
		75,798,334
Communications – 1.5%
AppLovin Corp, 5.3750%, 12/1/31	5,234,000	5,260,552
AppLovin Corp, 5.5000%, 12/1/34	7,934,000	7,932,228
AppLovin Corp, 5.9500%, 12/1/54	1,777,000	1,745,245
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	12,400,000	12,852,900
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	4,210,000	3,380,813
T-Mobile USA Inc, 4.8500%, 1/15/29	4,260,000	4,284,062
T-Mobile USA Inc, 5.1250%, 5/15/32	2,014,000	2,026,665
T-Mobile USA Inc, 5.3000%, 5/15/35	4,364,000	4,387,416
		41,869,881
Consumer Cyclical – 2.4%
Carvana Co, 11.0000% (11% Cash or 13% PIK), 6/1/30ž,Ø	8,772,056	9,283,748
CBRE Services Inc, 5.5000%, 4/1/29	3,468,000	3,556,169
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	5,589,000	5,534,255

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	$3,891,000	$3,732,725
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	1,551,000	1,622,951
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	1,525,000	1,583,202
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	3,132,000	3,200,653
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	603,000	603,858
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	4,234,000	4,492,841
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	3,245,000	3,191,271
KB Home, 4.0000%, 6/15/31	2,549,000	2,288,037
LKQ Corp, 6.2500%, 6/15/33	2,544,000	2,645,642
NCL Corporation Ltd, 6.7500%, 2/1/32ž	5,647,000	5,578,122
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	1,100,000	1,080,115
Stellantis Finance US Inc, 5.7500%, 3/18/30ž	1,915,000	1,913,629
Stellantis Finance US Inc, 6.4500%, 3/18/35ž	2,125,000	2,109,051
Taylor Morrison Home Corp, 5.1250%, 8/1/30ž	6,003,000	5,768,903
VICI Properties LP, 5.6250%, 4/1/35	4,407,000	4,382,067
ZF North America Capital Inc, 6.7500%, 4/23/30ž	3,023,000	2,872,544
		65,439,783
Consumer Non-Cyclical – 4.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	4,458,000	4,520,479
CVS Health Corp, 5.2500%, 2/21/33	785,000	775,102
CVS Health Corp, 5.7000%, 6/1/34	4,030,000	4,092,500
CVS Health Corp, 4.7800%, 3/25/38	4,497,000	4,034,934
Hasbro Inc, 6.0500%, 5/14/34	15,194,000	15,595,455
HCA Inc, 3.6250%, 3/15/32	7,371,000	6,663,599
HCA Inc, 5.6000%, 4/1/34	4,691,000	4,716,998
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	7,269,000	7,637,306
Mars Inc, 4.8000%, 3/1/30ž	3,150,000	3,168,017
Mars Inc, 5.0000%, 3/1/32ž	2,379,000	2,389,284
Mattel Inc, 3.7500%, 4/1/29ž	11,690,000	11,077,252
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	4,521,000	4,435,894
Solventum Corp, 5.4000%, 3/1/29	5,668,000	5,781,992
Solventum Corp, 5.4500%, 3/13/31	8,688,000	8,851,102
Solventum Corp, 5.6000%, 3/23/34	10,931,000	11,080,371
Solventum Corp, 6.0000%, 5/15/64	4,009,000	3,936,148
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	6,756,000	6,551,761
Universal Health Services Inc, 2.6500%, 10/15/30	4,553,000	3,990,974
		109,299,168
Electric – 0.9%
American Electric Power Co Inc, 5.6250%, 3/1/33	6,736,000	6,908,165
Duke Energy Corp, US Treasury Yield Curve Rate 5 Year + 2.5880%, 6.4500%, 9/1/54‡	7,768,000	7,754,889
Liberty Utilities Co, 5.8690%, 1/31/34ž	4,882,000	4,973,262
NRG Energy Inc, 6.0000%, 2/1/33ž	2,641,000	2,569,261
Xcel Energy Inc, 5.6000%, 4/15/35	3,278,000	3,290,964
		25,496,541
Energy – 3.5%
Columbia Pipelines Holding Company LLC, 5.0970%, 10/1/31ž	7,555,000	7,464,466
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	1,590,000	1,652,202
DT Midstream Inc, 4.1250%, 6/15/29ž	7,456,000	7,017,095
DT Midstream Inc, 4.3750%, 6/15/31ž	4,330,000	3,982,768
DT Midstream Inc, 4.3000%, 4/15/32ž	2,510,000	2,330,258
DT Midstream Inc, 5.8000%, 12/15/34ž	5,392,000	5,417,170
EQM Midstream Partners LP, 6.3750%, 4/1/29ž	8,964,000	9,171,241
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	5,395,000	5,644,513
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	6,456,000	6,485,162
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	3,041,000	2,993,764
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	7,886,000	8,042,797
Occidental Petroleum Corp, 5.2000%, 8/1/29	2,550,000	2,548,297
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,013,000	3,450,105
Occidental Petroleum Corp, 6.6250%, 9/1/30	2,150,000	2,258,579
Occidental Petroleum Corp, 6.1250%, 1/1/31	3,770,000	3,874,885
Occidental Petroleum Corp, 5.3750%, 1/1/32	5,863,000	5,775,657
Occidental Petroleum Corp, 5.5500%, 10/1/34	5,353,000	5,228,477
Sunoco LP, 6.2500%, 7/1/33ž	4,975,000	4,980,209
Viper Energy Partners LP, 7.3750%, 11/1/31ž	6,183,000	6,462,329
		94,779,974
Finance Companies – 1.0%
Blackstone Private Credit Fund, 7.3000%, 11/27/28	4,159,000	4,398,825

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Finance Companies – (continued)
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	$6,264,000	$6,367,338
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	2,886,000	3,056,531
GGAM Finance Ltd, 5.8750%, 3/15/30ž	7,173,000	7,078,962
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	1,737,000	1,795,403
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31ž	2,615,000	2,723,034
OWL Rock Core Income Corp, 4.7000%, 2/8/27	743,000	733,807
		26,153,900
Financial Institutions – 0.3%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	3,930,000	3,965,016
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	3,170,000	3,186,975
		7,151,991
Government Sponsored – 0.1%
Electricite de France SA, 5.7000%, 5/23/28ž	2,832,000	2,906,961
Insurance – 3.3%
Aon North America Inc, 5.3000%, 3/1/31	6,324,000	6,470,348
Aon North America Inc, 5.4500%, 3/1/34	12,335,000	12,559,770
Arthur J Gallagher & Co, 4.8500%, 12/15/29	965,000	971,666
Arthur J Gallagher & Co, 5.0000%, 2/15/32	895,000	894,924
Arthur J Gallagher & Co, 6.5000%, 2/15/34	2,912,000	3,157,976
Arthur J Gallagher & Co, 5.4500%, 7/15/34	5,602,000	5,687,726
Arthur J Gallagher & Co, 5.1500%, 2/15/35	2,237,000	2,216,771
Centene Corp, 4.2500%, 12/15/27	16,614,000	16,211,559
Elevance Health Inc, 4.9500%, 11/1/31	6,629,000	6,645,464
Elevance Health Inc, 5.2000%, 2/15/35	3,626,000	3,637,720
Health Care Service Corp, 5.2000%, 6/15/29ž	3,916,000	3,983,144
Health Care Service Corp, 5.4500%, 6/15/34ž	8,831,000	8,959,071
Health Care Service Corp, 5.8750%, 6/15/54ž	3,691,000	3,627,300
Humana Inc, 5.9500%, 3/15/34	10,534,000	10,779,191
UnitedHealth Group Inc, 5.1500%, 7/15/34	3,588,000	3,612,283
		89,414,913
Professional Services – 0.5%
Booz Allen Hamilton Inc, 5.9500%, 4/15/35	15,252,000	15,212,441
Real Estate Investment Trusts (REITs) – 0.4%
American Tower Trust I, 5.4900%, 3/15/28ž	10,515,000	10,687,499
Technology – 3.5%
Broadcom Inc, 5.0500%, 7/12/29	4,018,000	4,073,807
Broadcom Inc, 4.3500%, 2/15/30	9,390,000	9,252,260
Broadcom Inc, 5.1500%, 11/15/31	2,736,000	2,774,663
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	5,134,000	5,225,882
Fiserv Inc, 4.7500%, 3/15/30	2,385,000	2,379,431
Fiserv Inc, 5.1500%, 8/12/34	9,010,000	8,936,532
Foundry JV Holdco LLC, 5.5000%, 1/25/31ž	1,480,000	1,503,834
Foundry JV Holdco LLC, 5.9000%, 1/25/33ž	3,230,000	3,286,791
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	2,462,000	2,467,852
Foundry JV Holdco LLC, 6.1000%, 1/25/36ž	833,000	852,819
Intel Corp, 2.4500%, 11/15/29	1,773,000	1,589,849
Intel Corp, 5.1250%, 2/10/30	2,358,000	2,374,575
Intel Corp, 5.7000%, 2/10/53	4,689,000	4,310,119
Intel Corp, 5.6000%, 2/21/54#	1,172,000	1,065,813
Keysight Technologies Inc, 4.9500%, 10/15/34	9,541,000	9,342,364
Marvell Technology Inc, 4.8750%, 6/22/28	6,709,000	6,738,692
Marvell Technology Inc, 5.7500%, 2/15/29	1,401,000	1,443,887
MSCI Inc, 4.0000%, 11/15/29ž	12,297,000	11,745,686
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc, 6.7500%, 8/15/32ž	2,637,000	2,657,940
Synopsys Inc, 4.8500%, 4/1/30	2,082,000	2,095,696
Synopsys Inc, 5.0000%, 4/1/32	3,984,000	3,993,819
Trimble Inc, 4.9000%, 6/15/28	2,415,000	2,421,282
Western Digital Corp, 4.7500%, 2/15/26	5,576,000	5,543,889
		96,077,482
Total Corporate Bonds (cost $950,317,837)		958,810,509
Mortgage-Backed Securities – 22.2%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	3,357,431	2,911,510
3.5000%, TBA, 30 Year Maturity	2,119,454	1,912,487
5.5000%, TBA, 30 Year Maturity	106,634	106,490
6.0000%, TBA, 30 Year Maturity	2,929,864	2,975,189
		7,905,676
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	16,312	15,577

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BO4725, 2.5000%, 11/1/34	$1,510,756	$1,413,739
BO7717, 3.0000%, 11/1/34	87,405	83,529
BO5957, 3.0000%, 12/1/34	89,615	85,509
FS3713, 2.5000%, 12/1/36	2,171,438	2,024,232
995757, 6.0000%, 2/1/37	536,455	561,824
AL6997, 4.5000%, 11/1/42	545,143	538,717
AB7563, 3.0000%, 1/1/43	117,899	107,096
MA1363, 3.0000%, 2/1/43	183,327	165,803
AL5942, 5.0000%, 7/1/44	2,761,500	2,771,196
AL5887, 4.5000%, 10/1/44	1,225,577	1,204,867
AL6542, 4.5000%, 3/1/45	1,993,908	1,960,215
AL6842, 4.0000%, 5/1/45	189,650	180,678
AL7381, 4.5000%, 6/1/45	983,861	967,652
CA4646, 3.0000%, 2/1/48	271,314	242,489
BJ9181, 5.0000%, 5/1/48	483,771	482,858
MA3521, 4.0000%, 11/1/48	1,437,459	1,357,964
BN3899, 4.0000%, 12/1/48	214,543	202,678
FM3664, 4.0000%, 3/1/49	301,810	285,119
CA3683, 4.5000%, 6/1/49	78,976	76,622
BJ8459, 3.0000%, 8/1/49	1,342,861	1,166,960
BO4113, 3.0000%, 8/1/49	330,010	286,782
CA4035, 4.5000%, 8/1/49	122,362	118,715
BO2983, 3.0000%, 9/1/49	192,951	171,673
MA3774, 3.0000%, 9/1/49	10,884	9,560
MA3908, 4.5000%, 1/1/50	171,561	166,463
CA5573, 4.0000%, 4/1/50	597,029	561,820
MA4079, 3.0000%, 7/1/50	6,282,431	5,512,488
BK2913, 2.5000%, 8/1/50	640,751	546,161
FM5076, 4.0000%, 8/1/50	510,927	480,796
FS2713, 4.5000%, 10/1/50	2,926,604	2,840,596
FS5362, 4.5000%, 12/1/50	4,042,958	3,922,827
FS2546, 4.0000%, 3/1/51	110,829	104,700
MA4378, 2.0000%, 7/1/51	15,374,275	12,293,025
FS0359, 2.5000%, 1/1/52	4,501,298	3,803,765
CB2681, 3.5000%, 1/1/52	1,594,173	1,462,341
FS0662, 2.5000%, 2/1/52	21,070,083	17,791,949
FS5130, 2.5000%, 2/1/52	16,364,060	13,800,353
CB2750, 2.5000%, 2/1/52	7,133,403	5,975,082
CB2891, 3.0000%, 2/1/52	4,162,011	3,640,728
BV2802, 3.0000%, 2/1/52	551,889	482,239
CB2907, 3.5000%, 2/1/52	4,214,263	3,865,432
CB3043, 2.5000%, 3/1/52	9,040,164	7,633,673
FS1081, 2.5000%, 3/1/52	9,015,328	7,593,608
FS5988, 2.5000%, 3/1/52	6,790,387	5,716,026
CB3042, 2.5000%, 3/1/52	3,309,272	2,795,487
BT2256, 2.5000%, 3/1/52	767,078	646,110
BV2965, 2.5000%, 3/1/52	673,561	567,341
BV5152, 2.5000%, 3/1/52	619,065	522,749
BV2962, 2.5000%, 3/1/52	259,192	218,681
BV4144, 3.0000%, 3/1/52	3,323,611	2,918,960
BV5379, 3.0000%, 4/1/52	2,071,902	1,822,988
BV5380, 3.0000%, 4/1/52	1,807,774	1,587,473
CB3240, 3.0000%, 4/1/52	14,733	12,918
BV5394, 3.5000%, 4/1/52	2,422,729	2,218,915
FS1869, 3.5000%, 4/1/52	1,685,849	1,545,193
BV5393, 3.5000%, 4/1/52	1,301,099	1,192,351
BV8485, 3.5000%, 4/1/52	791,434	724,854
BV4203, 3.5000%, 4/1/52	449,024	411,527
BV8484, 3.5000%, 4/1/52	425,356	389,804
BV7632, 4.5000%, 4/1/52	356,971	342,605
BV6879, 4.5000%, 4/1/52	326,002	312,882
BV7132, 4.5000%, 4/1/52	186,871	179,321
BW0081, 4.5000%, 4/1/52	169,802	162,942
BW0072, 4.5000%, 4/1/52	148,311	142,320
BV7131, 4.5000%, 4/1/52	95,514	91,655
FS6926, 2.5000%, 5/1/52	14,948,109	12,598,454
BV8544, 3.5000%, 5/1/52	1,276,105	1,168,657
FS3377, 4.0000%, 5/1/52	1,072,891	1,013,557
BW0343, 4.5000%, 5/1/52	517,492	496,586

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
FS9074, 3.0000%, 6/1/52	$8,010,742	$7,000,904
FS5668, 3.0000%, 6/1/52	4,545,498	3,972,491
FS3160, 3.0000%, 6/1/52	574,718	502,053
CB3837, 3.5000%, 6/1/52	7,436,620	6,814,435
FS2144, 3.5000%, 6/1/52	4,194,257	3,845,742
FS5339, 3.0000%, 7/1/52	3,266,106	2,853,533
FS5491, 3.0000%, 7/1/52	2,468,487	2,156,382
CB4076, 3.5000%, 7/1/52	1,106,940	1,014,328
CB4329, 3.5000%, 7/1/52	352,174	322,884
BW0972, 4.5000%, 7/1/52	1,898,993	1,824,146
CB4320, 3.5000%, 8/1/52	715,210	655,317
BW7369, 5.0000%, 10/1/52	1,604,115	1,589,344
BW1288, 5.0000%, 10/1/52	715,729	708,575
BT8021, 5.0000%, 1/1/53	1,056,656	1,046,411
BX5759, 5.0000%, 1/1/53	359,751	356,043
BX5969, 5.0000%, 2/1/53	437,930	434,345
BX8071, 5.0000%, 3/1/53	263,309	260,653
BX7860, 5.5000%, 3/1/53	368,558	372,513
BX9351, 5.0000%, 4/1/53	511,476	506,317
BY0782, 5.5000%, 4/1/53	187,250	189,234
BY1920, 5.0000%, 5/1/53	261,253	258,563
BY1896, 5.5000%, 5/1/53	344,556	348,183
BY0866, 5.5000%, 5/1/53	178,200	180,075
BY3263, 5.0000%, 6/1/53	375,565	371,539
BY2783, 5.0000%, 6/1/53	315,356	312,043
FS5292, 5.5000%, 6/1/53	9,130,178	9,242,705
BY4284, 5.5000%, 6/1/53	147,956	149,854
CB6686, 4.5000%, 7/1/53	1,960,516	1,899,439
FS9027, 5.5000%, 7/1/53	16,159,696	16,340,058
CB6689, 5.5000%, 7/1/53	13,469,277	13,495,011
BY6374, 5.5000%, 7/1/53	424,252	428,660
BY7004, 5.5000%, 7/1/53	228,414	231,325
CB6851, 4.5000%, 8/1/53	1,267,769	1,228,274
BY6690, 5.0000%, 8/1/53	310,020	307,099
CB7112, 5.5000%, 9/1/53	7,381,991	7,461,259
CB7430, 5.5000%, 11/1/53	2,078,880	2,112,658
FS8037, 6.0000%, 1/1/54	1,955,241	2,025,838
CB8221, 5.5000%, 3/1/54	10,200,011	10,243,547
CB8134, 5.5000%, 3/1/54	3,824,421	3,887,088
FS7607, 6.0000%, 3/1/54	1,727,173	1,784,868
FS7643, 6.0000%, 4/1/54	4,102,059	4,235,139
CB8543, 6.0000%, 5/1/54	6,459,305	6,644,381
CB8818, 5.0000%, 7/1/54	3,000,691	2,957,940
FS9246, 5.5000%, 10/1/54	1,799,280	1,817,046
CB9612, 5.5000%, 12/1/54	6,271,257	6,289,999
BF0130, 3.5000%, 8/1/56	15,113,524	13,623,491
BF0167, 3.0000%, 2/1/57	8,699,313	7,440,209
BF0189, 3.0000%, 6/1/57	32,150	27,489
BF0619, 2.5000%, 3/1/62	14,966,909	12,066,199
BF0598, 2.5000%, 3/1/62	2,977,685	2,449,369
		315,045,454
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	441,423	417,484
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	4,938,514	4,789,162
ZK8962, 3.0000%, 9/1/32	176,455	169,866
ZK9009, 3.0000%, 10/1/32	226,763	218,077
ZK9163, 3.0000%, 1/1/33	125,772	121,002
SB0040, 2.5000%, 12/1/33	4,366,913	4,166,836
QN0786, 3.0000%, 10/1/34	40,762	38,916
QN0783, 3.0000%, 10/1/34	18,804	17,928
QN0951, 2.5000%, 11/1/34	1,547,729	1,450,802
SB0116, 2.5000%, 11/1/34	547,186	512,558
SB0866, 2.5000%, 6/1/37	6,313,024	5,852,186
ZS3695, 6.0000%, 4/1/40	863,779	906,856
ZT1145, 4.5000%, 5/1/44	818,272	804,792
ZT1257, 3.0000%, 1/1/46	76,004	68,874
ZT1173, 4.0000%, 2/1/46	2,487,669	2,364,719
ZT1633, 4.0000%, 3/1/47	5,735	5,451

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
ZM7182, 4.5000%, 7/1/48	$652,282	$633,113
ZM7926, 5.0000%, 9/1/48	113,714	113,183
ZT1320, 4.0000%, 11/1/48	128,848	121,722
SI2017, 4.0000%, 12/1/48	1,550,262	1,464,597
ZA7158, 4.5000%, 6/1/49	107,057	103,359
RA1087, 4.5000%, 7/1/49	817,516	789,278
RA1088, 4.5000%, 7/1/49	137,414	133,318
QA2159, 3.0000%, 8/1/49	370,544	322,007
RA1188, 4.5000%, 8/1/49	753,959	727,916
QA4936, 3.0000%, 12/1/49	601,201	528,091
QA5622, 3.0000%, 12/1/49	260,467	228,792
RA1999, 4.5000%, 1/1/50	514,388	496,621
SD8040, 4.5000%, 1/1/50	132,089	128,164
SD1551, 4.0000%, 3/1/50	1,491,935	1,409,427
QB1708, 2.5000%, 8/1/50	356,235	303,756
QB2976, 2.5000%, 8/1/50	134,864	114,955
QB3353, 2.5000%, 9/1/50	620,088	528,356
SD1143, 4.5000%, 9/1/50	4,450,151	4,319,367
RA5285, 2.5000%, 5/1/51	4,441,787	3,731,544
QC5848, 2.5000%, 8/1/51	12,376,592	10,389,899
RA5906, 2.5000%, 9/1/51	8,656,371	7,298,383
SD0688, 2.5000%, 10/1/51	10,853,176	9,139,377
SD7548, 2.5000%, 11/1/51	5,550,665	4,699,121
QD6087, 2.5000%, 1/1/52	1,350,554	1,142,953
QD4842, 2.5000%, 1/1/52	875,320	740,498
QD7069, 2.5000%, 2/1/52	2,068,984	1,747,087
QD9513, 2.5000%, 2/1/52	963,549	808,703
QD6554, 3.0000%, 2/1/52	971,658	853,468
QD6555, 3.0000%, 2/1/52	621,478	546,955
SD0931, 2.5000%, 3/1/52	8,755,403	7,361,995
QD8288, 2.5000%, 3/1/52	349,289	294,206
QD9182, 3.0000%, 3/1/52	1,120,433	985,952
QE0318, 4.5000%, 3/1/52	80,134	76,909
SD0943, 3.5000%, 4/1/52	1,708,956	1,567,631
QE0354, 3.5000%, 4/1/52	887,762	813,078
QE1072, 3.5000%, 4/1/52	858,792	786,545
QE1073, 3.5000%, 4/1/52	264,048	241,978
QD9191, 3.5000%, 4/1/52	229,926	210,726
SD8212, 2.5000%, 5/1/52	11,840,514	9,868,741
SD3493, 2.5000%, 5/1/52	3,688,704	3,108,518
SD1041, 3.0000%, 6/1/52	10,367,742	9,128,463
SD7023, 3.0000%, 6/1/52	2,726,824	2,383,590
SD1840, 3.0000%, 6/1/52	1,943,463	1,697,740
QF0488, 5.5000%, 9/1/52	1,893,900	1,911,069
QF2386, 5.0000%, 10/1/52	3,143,252	3,109,497
QF2145, 5.0000%, 10/1/52	98,845	97,784
QF2437, 5.5000%, 10/1/52	120,702	122,647
QF7813, 5.0000%, 1/1/53	208,221	206,168
QF6841, 5.0000%, 1/1/53	181,401	179,375
QF8398, 5.0000%, 3/1/53	751,412	743,991
QF9871, 5.0000%, 3/1/53	724,262	716,958
QG1442, 5.0000%, 4/1/53	831,033	819,917
QG2380, 5.0000%, 5/1/53	1,824,304	1,805,135
QG3598, 5.0000%, 5/1/53	1,046,184	1,035,191
QG3742, 5.0000%, 5/1/53	200,732	198,622
SD2897, 5.5000%, 5/1/53	1,480,332	1,488,051
QG2543, 5.5000%, 5/1/53	730,842	738,535
QG3917, 5.0000%, 6/1/53	1,380,538	1,366,032
QG4742, 5.0000%, 6/1/53	701,392	689,420
QG5161, 5.0000%, 6/1/53	656,128	644,578
QG5055, 5.0000%, 6/1/53	561,085	551,508
QG4676, 5.0000%, 6/1/53	266,400	261,710
QG3912, 5.5000%, 6/1/53	1,757,908	1,776,411
QG4840, 5.5000%, 6/1/53	677,906	678,923
QG4679, 5.5000%, 6/1/53	556,444	557,279
QG5487, 5.5000%, 6/1/53	527,322	528,113
QG4741, 5.5000%, 6/1/53	397,739	397,715
QG6693, 5.5000%, 7/1/53	1,905,545	1,925,342
QG5660, 5.5000%, 7/1/53	1,274,065	1,275,977

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QG7441, 5.5000%, 7/1/53	$1,100,332	$1,111,764
SD4294, 5.5000%, 9/1/53	1,473,480	1,496,798
RA9851, 6.0000%, 9/1/53	11,655,783	11,989,251
SD4009, 6.0000%, 9/1/53	3,396,121	3,509,565
SD4668, 6.0000%, 10/1/53	6,167,267	6,304,301
SD4247, 6.5000%, 11/1/53	4,441,579	4,646,407
SD5067, 5.5000%, 3/1/54	1,695,239	1,714,087
QI2699, 5.5000%, 4/1/54	1,031,950	1,049,785
RJ1341, 6.0000%, 4/1/54	4,771,341	4,908,052
RJ1505, 5.0000%, 5/1/54	314,930	310,443
RJ2292, 5.5000%, 9/1/54	4,948,524	4,995,604
RJ2663, 5.0000%, 10/1/54	2,133,484	2,103,088
RJ3021, 5.5000%, 12/1/54	11,880,629	11,916,136
		193,459,336
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	14,314,002	12,211,733
4.0000%, TBA, 30 Year Maturity	1,882,256	1,761,950
5.0000%, TBA, 30 Year Maturity	4,526,907	4,452,639
		18,426,322
Ginnie Mae I Pool:
BC7161, 4.0000%, 8/15/47	416,365	395,639
BD7109, 4.0000%, 11/15/47	308,388	293,037
BD7135, 4.0000%, 12/15/47	1,066,203	1,006,963
		1,695,639
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	9,087,448	8,161,350
BB9835, 4.0000%, 8/20/47	281,299	267,202
BB9814, 4.0000%, 8/20/47	107,779	102,378
MA5021, 4.5000%, 2/20/48	1,171,934	1,144,565
MA5192, 4.0000%, 5/20/48	5,067,910	4,806,391
BH3672, 4.5000%, 5/20/48	397,717	387,897
MA5264, 4.0000%, 6/20/48	1,421,730	1,348,365
MA5400, 5.0000%, 8/20/48	1,354,370	1,351,161
MA5930, 3.5000%, 5/20/49	11,969,562	11,073,309
MA7255, 2.5000%, 3/20/51	11,549,908	9,857,535
MA7313, 3.0000%, 4/20/51	4,002,745	3,558,362
MA7473, 3.0000%, 7/20/51	6,078,473	5,391,910
MA7535, 3.0000%, 8/20/51	17,509,510	15,554,783
785843, 2.5000%, 1/20/52	8,255,950	6,950,408
		69,955,616
Total Mortgage-Backed Securities (cost $625,825,106)		606,905,527
United States Treasury Notes/Bonds – 3.9%
4.3750%, 7/31/26	21,323,000	21,429,615
3.5000%, 9/30/26	14,810,000	14,711,652
3.8750%, 3/15/28	18,758,000	18,755,069
4.0000%, 2/28/30	5,333,900	5,345,985
4.1250%, 2/29/32	10,973,100	11,002,247
4.6250%, 2/15/35	13,363,400	13,806,063
4.7500%, 2/15/45	7,822,000	7,964,996
4.5000%, 11/15/54	13,247,000	13,052,435
Total United States Treasury Notes/Bonds (cost $105,376,578)		106,068,062
Investment Companies – 4.1%
Money Markets – 4.1%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $111,909,104)	111,894,884	111,917,263
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	146,568	146,568
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 4/1/25	$36,642	36,642
Total Investments Purchased with Cash Collateral from Securities Lending (cost $183,210)		183,210
Total Investments (total cost $2,776,969,839) – 101.2%		2,760,096,031
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(33,219,799)
Net Assets – 100%		$2,726,876,232

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,689,582,483	97.4%
Australia	19,901,967	0.7
Canada	14,244,463	0.5
Luxembourg	8,173,672	0.3
France	7,171,742	0.3
Ireland	7,078,962	0.3
Israel	6,551,761	0.2
United Kingdom	4,518,437	0.2
Germany	2,872,544	0.1
Total	$2,760,096,031	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 4.1%
Money Markets - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$124,598,646	$891,839,061	$(904,515,125)	$(4,589)	$(730)	$111,917,263	111,894,884	$5,335,033
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	14,302,614	295,676,469	(309,832,515)	-	-	146,568	146,568	95,647 ∆
Total Affiliated Investments - 4.1%
	$138,901,260	$1,187,515,530	$(1,214,347,640)	$(4,589)	$(730)	$112,063,831	112,041,452	$5,430,680

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,021	7/3/25	$211,522,485	$605,913
5 Year US Treasury Note	4,835	7/3/25	522,935,469	2,823,354
Ultra Long Term US Treasury Bond	969	6/30/25	118,460,250	697,104
US Treasury Long Bond	2,881	6/30/25	337,887,281	(186,759)
Total - Futures Long				3,939,612
Futures Short:
10 Year US Treasury Note	663	6/30/25	(73,738,031)	(428,331)
Ultra 10-Year Treasury Note	2,156	6/30/25	(246,053,500)	(2,875,750)
Total - Futures Short				(3,304,081)
Total				$635,531

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Futures contracts:
Average notional amount of contracts - long	$1,269,847,274
Average notional amount of contracts - short	278,243,928

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$1,165,193,231, which represents 42.7% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/2024	$1,304,799	$1,304,175	0.0%
The Fund has registration rights for certain restricted securities held as of March 31, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$880,396,820	$-
Bank Loans and Mezzanine Loans	-	95,814,640	-
Corporate Bonds	-	958,810,509	-
Mortgage-Backed Securities	-	606,905,527	-
United States Treasury Notes/Bonds	-	106,068,062	-
Investment Companies	-	111,917,263	-
Investments Purchased with Cash Collateral from Securities Lending	-	183,210	-
Total Investments in Securities	$-	$2,760,096,031	$-
Other Financial Instruments(a):
Futures Contracts	4,126,371	-	-
Total Assets	$4,126,371	$2,760,096,031	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$3,490,840	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70265 05-25